SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Phantom) (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019
Tax recovery from share-based compensation	$ 0.0	$ 2.8
Parent company
Tax recovery from share-based compensation		$ 2.8